SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Class A Common Stock Subject to Possible Redemption (Q3) (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class A Common Stock Subject to Possible Redemption [Abstract]
Common stock, subject to possible redemption	$ 69,209,295		$ 69,209,295				$ 284,449,019	$ 281,520,000
Remeasurement of Class A Common Stock to redemption value	992,279	$ 530,355	5,756,089	$ 671,951
Class A Common Stock [Member]
Class A Common Stock Subject to Possible Redemption [Abstract]
Common stock, subject to possible redemption	$ 69,209,295		$ 69,209,295		$ 68,217,016	$ 286,802,382	$ 284,449,019	$ 281,520,000